Equity - Components of Equity (Details) - SEK (kr) kr / shares in Units, kr in Millions	Dec. 31, 2019		Dec. 31, 2018		Dec. 31, 2017	[1],[2]	Dec. 31, 2016
Equity
Share capital	kr 3,990		kr 3,990
Reserves
Hedge reserve			6
Own credit risk	(98)		(117)
Defined benefit plans	(45)		(42)
Retained earnings	15,235		14,402
Total equity	kr 19,082	[1],[2]	kr 18,239	[1],[2]	kr 17,574		kr 17,136
Total number of shares	3,990,000
Quota value	kr 1,000

[1]	See note 22.
[2]	The entire equity is attributable to the shareholder of the Parent Company.